Impairment testing (Details 2) - Midatech Pharma (Wales) Limited (formerly Q Chip Limited) [Member] - Cash-generating units [Member]	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Cumulative probability of success of all projects	57.00%	53.00%	44.00%
Top of range [Member]
Statement Line Items [Line Items]
Pre-tax discount rate for all projects	21.00%	26.40%	23.90%